Subsequent Events - Additional Information (Detail) $ in Thousands, shares in Millions, $ in Millions					12 Months Ended
	Mar. 31, 2026 MXN ($)	Mar. 23, 2026 MXN ($) shares	Mar. 19, 2026 USD ($)	Jan. 20, 2026 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Jan. 20, 2026 USD ($)	Aug. 22, 2025 MXN ($)	May 30, 2025	Feb. 04, 2025 MXN ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Pay off the loan					$ 13,982,903	$ 7,929,881	$ 2,244,132
Issuance of debt securities					$ 44,403,722	$ 36,903,722	$ 31,255,588
Debt securities,basis points										54.00%
Description of derivative instruments variable interest rate basis					variable TIIE funding rate plus 48 basis points, the principal payment will be due at maturity on August 18, 2028
Interest rate									9.02%
Unsecured loan									$ 8,500,000
Variable Rate Of TIIE Plus 50 Basis Points [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured loan											$ 6,000,000
Events after Reporting Period [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities	$ 10,718,000
Events after Reporting Period [Member] | GAP 23L [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of debt securities shares issued | shares		11.2
Issuance of debt securities		$ 1,120,000
Events after Reporting Period [Member] | Cross Border Xpress [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Acquisition of remaining equity interest percentage	25.00%
Events after Reporting Period [Member] | Fixed Interest Rate [Member] | GAP 26-2 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities	$ 7,951,000
Borrowings interest rate basis	182 days at a fixed annual rate of 9.87%
Maturity date	Mar. 18, 2036
Interest rate	9.87%
Events after Reporting Period [Member] | Variable Rate Of 1-month SOFR Plus 50 Basis Points [Member] | Loan Refinanced By Scotiabank Inverlat S A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured loan								$ 95.5
Events after Reporting Period [Member] | Variable Rate Of 1-month SOFR Plus 50 Basis Points [Member] | The Bank of Nova Scotia [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Maturity period				12 months
Debt securities,basis points								50.00%
Debt Securities Maturity Date				Jan. 19, 2027
Additional fees				$ 0
Events after Reporting Period [Member] | Variable Rate Equivalent to SOFR Plus 40 Basis Points [Member] | Loan Refinanced By BBVA Bancomer, S.A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Maturity period			6 months
Option to extend for additional maturity period			6 months
Debt securities,basis points			40.00%
Unsecured loan			$ 95.5
Events after Reporting Period [Member] | Structuring Fee of 10 Basis Points [Member] | Loan Refinanced By BBVA Bancomer, S.A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt securities,basis points			10.00%
Events after Reporting Period [Member] | Additional Fee of 10 Basis Points [Member] | Loan Refinanced By BBVA Bancomer, S.A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt securities,basis points			10.00%
Events after Reporting Period [Member] | TIIE Funding Rate Plus 45 Basis Points [Member] | GAP-26 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities	$ 2,767,000
Debt securities,basis points	45.00%
Maturity date	Mar. 27, 2029
Events after Reporting Period [Member] | TIIE Funding Rate Plus 44 Basis Points During First Two Months [Member] | Loan Refinanced By Scotiabank Inverlat S A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Maturity period		12 months
Debt securities,basis points		44.00%
Proceeds from issuance of debt securities		$ 1,120,000
Events after Reporting Period [Member] | TIIE Funding Rate Plus 51 Basis Points Starting From Third Month [Member] | Loan Refinanced By Scotiabank Inverlat S A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt securities,basis points		51.00%